As filed with the Securities and Exchange	Registration No. 333-69431
Commission on March 10, 2021	Registration No. 811-04208

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 32	[X]
and
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

Select*Life Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor’s Telephone Number, including Area Code)

Andrea Nelson, Counsel
Security Life of Denver Insurance Company
As Administrator for ReliaStar Life Insurance Company
20 Washington Avenue South, Minneapolis, MN 55401
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 8, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ____________, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:
[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
 This Post-Effective Amendment No. 32 to the Registration Statement on Form N-6 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 30 to the Registration Statement filed on December 16, 2021.
Post-Effective Amendment No. 31 was filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the 1933 Act on February 10, 2022 (Accession No. 0000897899-22-000002).
This Post-Effective Amendment No. 32 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment 30 to the Registration Statement.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 10th day of February 2022.
 SELECT*LIFE  VARIABLE  ACCOUNT
(Registrant)
By: Robert L. Grubka*
Robert L. Grubka
President
(principal executive officer)

By:  RELIASTAR LIFE INSURANCE COMPANY
(Depositor)
By: Robert L. Grubka*
Robert L. Grubka
President
(principal executive officer)
As required by the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature Robert L. Grubka*	Title Director and President	Date
Robert L. Grubka Michael R. Katz*	(principal executive officer) Director and Chief Financial Officer
Michael R. Katz Heather H. Lavallee*	(principal financial officer) Director	March 10, 2022
Heather H. Lavallee Francis G. O’Neill*	Director
Francis G. O’Neill	Director
Mona Zielke Charles P. Nelson*	Director
Charles P. Nelson Michael S. Smith*	Director and Chairman
Michael S. Smith C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

/s/ Andrea M. Nelson
_______________________________________
*Executed by Andrea M. Nelson on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement

EXHIBIT INDEX

Exhibit No.	Exhibit

30(s)	Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-6, File No. 333-69431, as filed on April 22 2021